Stock-Based Compensation - Stock Options (Parenthetical) (Detail) shares in Thousands	Dec. 31, 2016 shares
Class A common stock
Stock-Based Compensation
Options to purchase stock	389
Class B common stock
Stock-Based Compensation
Options to purchase stock	5,040